Exhibit 99.1

MONTHLY STATEMENT

Capital One Master Trust

SERIES 2002-CC

Under the Amended and Restated Pooling and Servicing Agreement dated as of September 30, 1993, as amended and restated as of August 1, 2002, January 13, 2006, March 23, 2007 and July 1, 2007 (as amended and supplemented, the “Agreement”), among Capital One Bank, as Servicer through February 29, 2008, Capital One Funding, LLC, as Transferor, and The Bank of New York, as Trustee (the “Trustee”), Capital One Bank (in its capacity as Servicer through February 29, 2008, “the Servicer”) is required to prepare certain information each month regarding current distributions to Certificateholders and the performance of the Capital One Master Trust (the “Trust”) during the previous month. The information which is required to be prepared with respect to the Distribution Date of March 17, 2008, and with respect to the performance of the Trust during the month February, 2008, is set forth below. Current Distribution Date is March 17, 2008. Certain other information is presented based on the aggregate amounts for the Trust as a whole.

Material terms, parties and related abbreviations used herein may be found in the following documents as filed with the Securities and Exchange Comission (“SEC”).

Series 2002-CC Supplement to the Amended and Restated Pooling and Servicing Agreement dated as of October 9, 2002, relating to the COMT Collateral Certificate.	Included in Exhibit 4.1 to the Trust’s Form 8-K filed with the SEC on November 12, 2002.

Amended and Restated Pooling and Servicing Agreement dated as of August 1, 2002.	Included in Exhibit 4.7 to the Trust’s Form S-3/A filed with the SEC on September 13, 2002.

		ACCOUNTS (a)
A)	CAPITAL ONE MASTER TRUST (RECEIVABLES)
	MONTHLY PERIOD: February 2008

1)	Beginning of the Month Principal Receivables:		$45,070,534,543.58
2)	Beginning of the Month Finance Charge Receivables:		$995,863,389.51
3)	Beginning of the Month AMF Receivables :		$61,823,754.75
4)	Beginning of the Month Discounted Receivables:		$0.00
5)	Beginning of the Month Total Receivables:	28,022,346	$46,128,221,687.84

6)	Removed Principal Receivables:		$0.00
7)	Removed Finance Charge Receivables:		$0.00
8)	Removed AMF Receivables		$0.00
9)	Removed Total Receivables:	0	$0.00

10)	Additional Principal Receivables:		$834,408,627.55
11)	Additional Finance Charge Receivables:		$2,697,863.55
12)	Additional AMF Receivables		$14,320.80
13)	Additional Total Receivables:	303,956	$837, 120,811.90

14)	Discounted Receivables Generated this Period		$0.00
15)	End of the Month Principal Receivables		$44,886,799,500.22
16)	End of the Month Finance Charge Receivables		$958,691,300.11
17)	End of the Month AMF Receivables		$54,427,790.00
18)	End of the Month Discounted Receivables		$0.00
19)	End of the Month Total Receivables	27,989,245	$45,899,918,590.33

20)	Beginning of the Month Excess Funding Account Balance		$0.00
21)	Adjusted Invested Amount of all Master Trust Series		$38,958,823,319.86

22)	End of the Month Seller Percentage		13.21%

(a)                 Accounts include accounts which have a credit balance and accounts which have no balance because receivables may be generated with respect to such accounts in the future. Accounts do not include certain charged-off accounts with zero balances.

			ACCOUNTS	RECEIVABLE
B)	CAPITAL ONE MASTER TRUST (DELINQUENCIES AND LOSSES)
	MONTHLY PERIOD: February 2008

1)	End of the Month Delinquencies:
	2)	30 - 59 Days Delinquent	302,451	$562,210,007.74
	3)	60 - 89 Days Delinquent	236,785	$449,246,884.00
	4)	90-119 Days Delinquent	207, 101	$409,784,847.44
	5)	120-149 Days Delinquent	180,502	$372,064,103.26
	6)	150 + Days Delinquent	166, 187	$352,076,440.74

	7)	Total 30+ Days Delinquent	1,093,026	$2,145,382,283.18

	8)	Delinquencies 30 + Days as a Percent of End of the Month Total Receivables		4.67%

9)	Defaulted Accounts during the Month		183,260	$280,961,133.44

10)	Annualized Default Rate as a Percent of Adjusted Beginning of the Month Principal Receivables which includes Additional Principal Receivables			7.34%

			(COLLECTIONS)	PERCENTAGES
C)	CAPITAL ONE MASTER TRUST (COLLECTIONS)
	MONTHLY PERIOD: February 2008

1)	Total Collections and Gross Payment Rate as a Percent of Adjusted Beginning of Month Total Receivables which includes Additional Total Receivables		$8,367,404,273.58	17.82%

2)	Collections of Principal Receivables and Principal Payment Rate as a Percent of Adjusted Beginning of the Month Principal Receivables which includes Additional Principal Receivables		$7,462,460,904.44	16.26%

	3)	Prior Month Billed Finance Charges and Fees	$666,346,453.00
	4)	Amortized AMF Income	$29,699,125.04
	5)	Interchange Collected	$113,344,696.05
	6)	Recoveries of Charged Off Accounts	$100,015,269.68
	7)	Collections of Discounted Receivables	$0.00

8)	Collections of Finance Charge Receivables and Annualized Yield as a Percent of Adjusted Beginning of the Month Principal Receivables which includes Additional Principal Recievables		$909,405,543.77	23.77%

D)	CAPITAL ONE MASTER TRUST (AMF COLLECTIONS)
	MONTHLY PERIOD: February 2008

1)	Beginning Unamortized AMF Balance			$166,849,269.86
	2)	+ AMF Slug	$90,466.83
	3)	+ AMF Collections	$25,236,950.41
	4)	- Amortized AMF Income	$29,699,125.04
5)	Ending Unamortized AMF Balance			$162,477,562.06

E)	CAPITAL ONE MASTER TRUST : SERIES 2002-CC (Floating Allocation Amount)
	MONTHLY PERIOD: February 2008

1)	Floating Allocation Amount			$36,067,806,772.23
2)	Floating Allocation Percentage			78.570638%

3)	Finance Charge Collections Allocated			$714,525,738.72

4)	Plus: Other amounts to be treated as Finance Charge Amounts		$22,404.26
5)	Less: Servicer Interchange		$22,542,379.23

6)	Available Funds			$692,005,763.75

7)	Allocations of Series 2002-CC Finance Charge Amounts

	a)	Class A Targeted Deposit to Interest Funding Account	$90,443,918.70
	b)	Class B Targeted Deposit to Interest Funding Account	$12,214,836.75
	c)	Class C Targeted Deposit to Interest Funding Account	$12,076,231.95

	d)	Series 2002-CC Servicing Fee to the Servicer	37,570,632.05
	e)	Series 2002-CC Servicing Fee previously due and unpaid to the Servicer	0.00

	f)	Class D Targeted Deposit to Interest Funding Account	$0.00

	g)	Series 2002-CC Defaulted Amount	$220,752,955.38

	h)	Nominal Liquidation Amount Deficits	$0.00

	i)	Accumulation Reserve Account Targeted Deposit	$0.00
	j)	Class C Reserve Account Targeted Deposit	$0.00
	k)	Class D Reserve Account Targeted Deposit	$0.00
	l)	Other deposits or payments required by Term Documents	$257,645.96

8)	Shared Excess Finance Charges of Series 2002-CC			$318,689,542.96
9)	Total Excess Finance Charges for All Series in Group 1			$343,369,545.51
10)	Finance Charge Shortfall for Series 2002-CC			$0.00
11)	Finance Charge Shortfall for All Series in Group 1			$0.00
12)	Excess Finance Charges Allocated to Series 2002-CC			$0.00

F)	CAPITAL ONE MASTER TRUST : SERIES 2002-CC (Principal Allocation Amount)
	MONTHLY PERIOD: February 2008

1)	Principal Allocation Amount			$36,067,806,772.23
2)	Principal Allocation Percentage			78.570638%
3)	Principal Collections Allocated			$5,863,303,151.11

4)	Series 2002-CC Monthly Principal Payment			104,247,044.62

5)	Shared Principal Collections (excess principal) of Series 2002-CC			$5,759,056,106.49
6)	Total Shared Principal Collections (excess principal) for All Series in Group			$6,246,723,876.27
7)	Principal Shortfall for Series 2002-CC			$0.00
8)	Principal Shortfall for All Series in Group 1			$0.00
9)	Shared Principal Collections Allocated to Series 2002-CC			$0.00